SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) - USD ($)				1 Months Ended			12 Months Ended
	Sep. 10, 2014	Sep. 08, 2014	Nov. 12, 2012	Oct. 18, 2018	Aug. 28, 2014	Jun. 23, 2013	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Related Party Transaction [Line Items]
Options granted							2,500,000	695,000
Due to Related Parties							$ 512,711	$ 543,861	$ 300,000
Debenture Agreement [Member] | Quadrant International LLC [Member]
Related Party Transaction [Line Items]
Debt principal amount				$ 50,000
Debt interest rate				0.00%
Debt maturity date				Dec. 31, 2019
Debenture Agreement [Member] | Mr Alex Kuo [Member]
Related Party Transaction [Line Items]
Debt principal amount	$ 30,000
Debt interest rate	9.50%
Debt maturity date	Dec. 31, 2015	Dec. 31, 2015
Options granted	3,000	10,000
Exercise Price	$ 0.77
Debenture Agreement [Member] | Mr Kus Wife [Member]
Related Party Transaction [Line Items]
Debt principal amount		$ 100,000
Debt interest rate		9.50%
Exercise Price		$ 0.77
Debenture Agreement [Member] | Mr Gregory Omi [Member]
Related Party Transaction [Line Items]
Debt principal amount					$ 200,000
Debt interest rate					9.50%
Debt maturity date					Dec. 31, 2016
Options granted					20,000
Exercise Price					$ 0.77
Debenture Agreement [Member] | Mr Gregory Omi [Member] | Extended Maturity [Member]
Related Party Transaction [Line Items]
Debt maturity date					Dec. 31, 2016
Debenture Agreement [Member] | Mr Robert Gillen [Member]
Related Party Transaction [Line Items]
Debt principal amount			$ 100,000
Debt interest rate			10.00%
Debt maturity date			Dec. 19, 2014			Dec. 31, 2015
Options granted						10,000
Exercise Price						$ 0.77
Interest expenses						$ 5,000
Debenture Agreement [Member] | Mr Robert Gillen [Member] | Extended Maturity [Member]
Related Party Transaction [Line Items]
Debt maturity date						Dec. 31, 2016